Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Segment revenues	$ 887,282	$ 671,835	$ 723,605
Segment operating income (loss)	57,926	(18,307)	3,385
Non operating income, net	(1,054)	2,539	3,635
Consolidated profits before income taxes	56,872	(15,768)	7,020
Significant noncash items:
Share-based compensation	763	457	408
Depreciation and amortization	23,596	24,399	20,327
Driver IC [Member]
Disclosure of operating segments [line items]
Segment revenues	756,522	544,727	586,258
Segment operating income (loss)	98,687	29,070	56,023
Significant noncash items:
Share-based compensation	481	221	189
Depreciation and amortization	5,959	5,511	3,248
Non-driver products [Member]
Disclosure of operating segments [line items]
Segment revenues	130,760	127,108	137,347
Segment operating income (loss)	(40,761)	(47,377)	(52,638)
Significant noncash items:
Share-based compensation	282	236	219
Depreciation and amortization	$ 17,637	$ 18,888	$ 17,079